PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund Expense Example - PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund - PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund
Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	$ 701